SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Issued and Fully Paid Share Capital [Abstract]
Number of shares outstanding	1,574,285,751	1,574,285,751	1,574,285,751
Beginning and Ending Balance	£ 1,574	£ 1,574	£ 1,574